Summary of Significant Accounting Policies - Inventory (Details) - USD ($)		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Amortization of coil tubing strings	[1]	$ 492,409	$ 551,300
Coil Tubing Strings
Property, Plant and Equipment [Line Items]
Inventory useful life (no longer than)		12 months

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.